Balance Sheet Components - Estimated Future Amortization Expense Related to Intangibles (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 98,178
2018	71,381
2019	67,056
2020	60,805
2021	53,044
Thereafter	368,767
Intangible assets, net	$ 719,231	$ 224,565	$ 147,527	$ 184,182